BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of subsidiary

Company Name	Registered	Holding	Functional Currency
Vicinity Motor Corp.	British Columbia	Parent Company	United States Dollar
Vicinity Motor (Bus) Corp.	British Columbia	100%	Canadian Dollar
Vicinity Motor (Bus) USA Corp.	United States	100%	United States Dollar